Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares
Components of the numerator for the calculation of basic and diluted EPS
Net income attributable to stockholders of Golar LNG Limited - basic | $		$ 121,843	$ 23,836
Net income attributable to stockholders of Golar LNG Limited - diluted | $		$ 121,843	$ 23,836
Weighted average number of shares outstanding
Weighted average number of common shares outstanding, basic (in shares)		101,199	104,655
Dilutive impact of share options and RSUs (in shares)		396	807
Diluted impact of 2025 convertible bonds		9,995	55
Weighted average number of common shares outstanding, diluted (in shares)		111,590	105,517
Earnings Per Share, Basic And Diluted [Abstract]
Basic earnings per share (in USD per share) | $ / shares		$ 1.20	$ 0.23
Dilutive earnings per share (in USD per share) | $ / shares		$ 1.09	$ 0.23
2025 Convertible Bonds | Convertible Debt
Earnings Per Share, Basic And Diluted [Abstract]
Debt instrument, face amount | $	$ 575,000		$ 575,000
Debt instrument, interest rate, stated percentage (in percentage)	2.75%		2.75%
Debt instrument, convertible, conversion ratio	0.0173834
Debt instrument, convertible, conversion price (in USD per share) | $ / shares	$ 57.53		$ 57.53